INVENTORY (Tables)	9 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory
	September 30, 2025	December 31, 2024

Raw materials and components	$61,480	$50,197
Work in progress	15,854	17,382
Finished goods	837	961

Total inventory	$78,171	$68,540